Related party transactions - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes (Details) - Key management personnel of entity or parent shares in Millions, share in Millions
	12 Months Ended
	Dec. 31, 2025 share shares	Dec. 31, 2024 share shares	Dec. 31, 2023 share shares
Share option plans
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
Number of options outstanding, start of period (in shares)	0	0	0
Number of options, granted (in shares)	0	0	0
Number of options, exercised or lapsed (in options) | shares	0	0	0
Number of options outstanding, end of period (in shares)	0	0	0
Share plans
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
Number of options outstanding, start of period (in shares)	114	55	72
Number of options, granted (in shares)	42	69	27
Number of options, exercised or lapsed (in options) | shares	(9)	(10)	(44)
Number of options outstanding, end of period (in shares)	147	114	55